UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Springhouse Capital Management, LP
Address: 535 Madison Ave

         New York, NY  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian Gaines
Title:
Phone:     212 319-2570

Signature, Place, and Date of Signing:

     Brian Gaines     New York, NY     October 31, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $249,551 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS CO            COM              025816109     5608   100000 SH       SOLE                   100000        0        0
ARK RESTAURANTS CORP           COM              040712101  3304.68   124799 SH       SOLE                   124799        0        0
BLUE COAT SYSTEMS INC          COM NEW          09534T508  2119.02   117658 SH       SOLE                   117658        0        0
CELEBRATE EXPRESS INC          COM              15100A104   813.22    63782 SH       SOLE                    63782        0        0
CHIPMOS TECH BERMUDA LTD       SHS              G2110R106 27698.33  4639587 SH       SOLE                  4639587        0        0
COMSTOCK HOMEBUILDING COS IN   CL A             205684103  5615.01  1039816 SH       SOLE                  1039816        0        0
DELL INC                       CALL             24702R901 15412.43   674800 SH  CALL SOLE                        0        0   674800
DOMINION HOMES INC             COM              257386102   191.02    31522 SH       SOLE                    31522        0        0
ECC CAPITAL CORP               COM              26826M108   259.28   254200 SH       SOLE                   254200        0        0
EDUCATE INC                    COM              28138P100  5227.47   654252 SH       SOLE                   654252        0        0
FINISH LINE INC                CL A             317923100  3206.01   254042 SH       SOLE                   254042        0        0
FIRST BANCORP P R              COM              318672102   731.07    66100 SH       SOLE                    66100        0        0
GREENFIELD ONLINE INC          COM              395150105 13183.88  1268901 SH       SOLE                  1268901        0        0
LEAR CORP                      COM              521865105  8503.56   410800 SH       SOLE                   410800        0        0
LEVITT CORP                    CL A             52742P108  9157.51   778700 SH       SOLE                   778700        0        0
MICROSOFT CORP                 CALL             594918904  38727.6  1416000 SH  CALL SOLE                        0        0  1416000
NETFLIX COM INC                COM              64110L106 11672.24   512390 SH       SOLE                   512390        0        0
PHOTOMEDEX INC                 COM              719358103   872.79   535452 SH       SOLE                   535452        0        0
PLANETOUT INC                  COM              727058109  5456.86  1186273 SH       SOLE                  1186273        0        0
SAFENET INC                    COM              78645R107  2601.57   143022 SH       SOLE                   143022        0        0
SIRVA INC                      COM              82967Y104  3149.71  1184100 SH       SOLE                  1184100        0        0
TARRAGON CORP                  COM              876287103  3502.32   336438 SH       SOLE                   336438        0        0
TRX INC                        COM              898452107  2693.82   532375 SH       SOLE                   532375        0        0
TUESDAY MORNING CORP           COM NEW          899035505   1110.4    80000 SH       SOLE                    80000        0        0
WAL MART STORES INC            CALL             931142903     4932   100000 SH  CALL SOLE                        0        0   100000
WAL MART STORES INC            CALL             931142903 11930.51   241900 SH  CALL SOLE                        0        0   241900
WAL MART STORES INC            COM              931142103  16768.8   340000 SH       SOLE                   340000        0        0
WAL MART STORES INC            CALL             931142903 41177.27   834900 SH  CALL SOLE                        0        0   834900
WESTAFF INC                    COM              957070105   347.65    85000 SH       SOLE                    85000        0        0
ZIPREALTY INC                  COM              98974V107  3576.71   485966 SH       SOLE                   485966        0        0